Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2015
Goodwill	¥55,045	¥282	¥19,203	¥43,841	¥15,424	¥248,961	¥382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)
	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)
	55,366	282	10,495	66,907	15,424	183,679	332,153
Acquired	0	0	0	26,316	0	7,054	33,370
Impairment	0	0	0	0	0	(2,785)	(2,785)
Other (net)*	0	0	(31)	(11,342)	0	(10,187)	(21,560)

Balance at March 31, 2017
Goodwill	56,203	282	19,172	81,920	15,424	181,133	354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	282	10,464	81,881	15,424	177,761	341,178
Acquired	0	9,258	0	13,517	0	20,158	42,933
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	0	(20,673)	0	5,187	(15,486)

Balance at March 31, 2018
Goodwill	56,203	9,540	19,172	74,764	15,424	206,478	381,581
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)

	¥55,366	¥9,540	¥10,464	¥74,725	¥15,424	¥203,106	¥368,625

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

Other Intangible Assets

Other intangible assets at March 31, 2017 and 2018 consist of the following:

	Millions of yen
	2017	2018
Intangible assets that have indefinite useful lives:
Trade names	¥74,489	¥80,844
Asset management contracts	141,352	154,014
Others	6,395	8,311

	222,236	243,169

Intangible assets subject to amortization:
Software	89,714	99,315
Customer relationships	117,716	121,385
Others	73,866	89,028

	281,296	309,728
Accumulated amortization	(107,481)	(113,797)

Net	173,815	195,931

	¥396,051	¥439,100